Financial instruments and risk management - Additional information (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) lb	Dec. 31, 2023 USD ($) lb
Disclosure of detailed information about financial instruments [line items]
Expected unconditional royalty payments to be received	$ 96,000,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of change in coal spot price	15.00%
Percentage of change in spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 24,000,000	$ 64,000,000
Decrease in carrying value of forward contract due to decrease in spot price	$ 61,000,000	39,000,000
Percentage change in forecast electricity prices	10.00%
Increase in carrying value of renewable power purchase agreements due to forecast electricity prices	$ 499,000,000
Decrease in carrying value of renewable power purchase agreements due to forecast electricity prices	(500,000,000)
Level 3 | Renewable power purchase agreements | Forward electricity price Energy volume | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value	(111,000,000)	0
Interest rate risk | Pound sterling
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	27,000,000	33,000,000
Interest rate risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 35,000,000	$ 42,000,000
Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	76.00%	68.00%
Interest rate risk | SOFR
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Borrowing cost recognised	$ 23,000,000	$ 5,000,000
Commodity price risk | Copper - Rio Tinto Kennecott
Disclosure of detailed information about financial instruments [line items]
Quantity of unsettled copper sales | lb	186	92
Provisionally priced unsettled copper sales per pound	$ 3.97	$ 3.87
Increase (decrease) in net earnings due to price change	$ 46,000,000	$ 22,000,000
Commodity price risk | Copper - Rio Tinto Kennecott | Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in copper price	10.00%
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in annual foreign exchange rate	10.00%